Expense Example, No Redemption {- Franklin Municipal Green Bond Fund} - Franklin Municipal Green Bond Fund-04 - Franklin Municipal Green Bond Fund - Class C	Mar. 08, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 113
3 Years	932
5 Years	1,770
10 Years	$ 3,945